Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

Note 7 – PROPERTY, PLANT AND EQUIPMENT, NET

As of December 31, 2021 and 2020, property, plant and equipment consisted of the following:

	December 31,	December 31,
	2021	2020
Machinery equipment	$1,979,130	$1,992,910
Electronic equipment	43,308	32,285
Office equipment	415,606	251,914
Vehicles	173,555	43,709
Buildings	2,253,772	6,312,545
Leasehold Improvement	1,589,512	328,431
Total property, plant and equipment	6,451,883	8,961,794
Less: accumulated depreciation	(3,480,135)	(2,324,799)
Less: impairment loss	(1,431,318)	-
Translation adjustments	-	-
Property, plant and equipment, net	$1,543,430	$6,636,995

Depreciation expense for the years ended December 31, 2021, 2020 and 2019 was $374,455, $363,098 and $543,311, respectively.

As of December 31, 2021 and 2020, certain property, plant and equipment with net book value of $55.25 and $6,174,867 were pledged as collateral under certain loan arrangements, respectively (also see Note 9).

As of December 31, 2021 and 2020, certain buildings with net book value of $552,529 and $5,890,975 were judicially seized by the court.